Leases - Additional Information (Details) $ in Thousands								1 Months Ended	12 Months Ended
	Jun. 27, 2024 ft²	Jun. 01, 2023 USD ($) ft²	Feb. 01, 2023 ft²	Jan. 25, 2022 USD ($) ft²	Jan. 01, 2022 ft²	Jul. 01, 2021 ft²	Mar. 03, 2021 ft²	Sep. 30, 2024 USD ($)	Dec. 31, 2024 USD ($) lease	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Disclosure Of Lease [Line Items]
Right-of-use assets									$ 14,168	$ 15,635	$ 14,268
Lease liabilities									16,793	18,601	16,743
Lease expenses									100	100	200
Cash outflows related to leases less than 12 months									$ 100	$ 100	200
Right-of-use assets discounted payments rate									2.76%	2.61%
Lease liabilities discounted payments rate									11.42%	4.82%
Consumer Price Indices in Switzerland and France
Disclosure Of Lease [Line Items]
Lease liabilities									$ 12,100	$ 17,800
Office Space
Disclosure Of Lease [Line Items]
Number of leases | lease									1
Office Space | Minimum
Disclosure Of Lease [Line Items]
Lease term									1 year
Office Space | Maximum
Disclosure Of Lease [Line Items]
Lease term									10 years
Office Space | Rolle
Disclosure Of Lease [Line Items]
Lease term							120 months
Area of office space leased (in sq ft) | ft²							65,860
Area of office space gained access under lease (in sq ft) | ft²			21,258	21,258	5,840	38,761
Expected lease commitments									$ 1,140	1,000	$ 500	$ 100
Right-of-use assets				$ 4,500					7,700
Lease liabilities				$ 4,500					8,500
Lease incentives and expected restoration costs									800
Office Space | Boston
Disclosure Of Lease [Line Items]
Lease term	73 months
Area of office space leased (in sq ft) | ft²	12,807
Right-of-use assets								$ 2,000
Lease liabilities								1,900
Initial direct costs to obtain lease								$ 100
Office Space | Bidart
Disclosure Of Lease [Line Items]
Lease term		108 months
Area of office space leased (in sq ft) | ft²		13,509
Expected lease commitments									$ 300	$ 100
Right-of-use assets		$ 2,300
Lease liabilities		$ 2,300